Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Total revenue		$ 7,525		$ 5,797		$ 29,749		$ 10,948		$ 21,066		$ 28,547
Operating costs:
Total costs of revenue		8,889		4,390		20,068		9,996		15,829		36,506
Operating expenses:
General and administrative expenses, exclusive of depreciation and amortization		5,248		2,723		14,625		11,219		15,390		19,203
Depreciation and amortization associated with general and administrative expenses		2,404		2,379		7,209		7,134		9,513		9,506
Total general and administrative expenses		7,652		5,102		21,834		18,353		24,903		28,709
Impairment on equity investment												750
Impairment on fixed assets				41		130		418		575		47,372
Operating loss		(9,016)		(3,736)		(12,283)		(17,819)		(20,241)		(84,790)
Interest expense		(821)		(495)		(1,694)		(2,355)		(2,748)		(8,375)
Gain (loss) on debt extinguishment and revaluation, net		1,203		(769)		(7,495)		(2,350)		(3,904)		(11,130)
Loss on sale of fixed assets				(373)		(21)		(404)		(398)		(4,089)
Other expense, net		(6)		(74)		(32)		(301)		(1,479)		22
Loss before income taxes		(8,640)		(5,447)		(21,525)		(23,229)		(28,770)		(108,362)
Income tax benefit (expense)		547		(569)		1,743		524		1,067		1,346
Net loss from continuing operations										(27,703)		(107,016)
Income before income taxes from discontinued operations (including gain on sale of MTI Instruments of $7,751 for year ended December 31, 2022)												7,851
Income tax benefit from discontinued operations												70
Net income from discontinued operations												7,921
Net loss		(8,093)		(6,016)		(19,782)		(22,705)		(27,703)		(99,095)
(Less) Net income (loss) attributable to non-controlling interest		(903)		646		3,535		(206)		1,498		(380)
Net loss attributable to Soluna Holdings, Inc.		$ (7,190)		$ (6,662)		$ (23,317)		$ (22,499)		$ (29,201)		$ (98,715)
Basic and Diluted loss per common share:
Net loss from continuing operations per share Basic	[1]									$ (27.79)		$ (187.63)
Net loss from continuing operations per share Diluted	[1]									(27.79)		(187.63)
Net income from discontinued operations per share Basic	[1]											13.22
Net income from discontinued operations per share Diluted	[1]											13.22
Basic loss per share		$ (1.29)	[2]	$ (5.96)	[2]	$ (6.00)	[2]	$ (24.16)	[2]	(27.79)	[1]	(174.41)	[1]
Diluted loss per share		$ (1.29)	[2]	$ (5.96)	[2]	$ (6.00)	[2]	$ (24.16)	[2]	$ (27.79)	[1]	$ (174.41)	[1]
Weighted average shares outstanding, Basic	[2]	7,738,664		1,412,640		5,147,602		1,162,689		1,313,718	[1]	599,301	[1]
Weighted average shares outstanding, Diluted	[2]	7,738,664		1,412,640		5,147,602		1,162,689		1,313,718	[1]	599,301	[1]
(Less) Net loss (income) attributable to non-controlling interest		$ 903		$ (646)		$ (3,535)		$ 206		$ (1,498)		$ 380
Cryptocurrency Mining Revenue [Member]
Total revenue		2,811		1,786		13,691		5,497		10,602		24,409
Operating costs:
Total costs of revenue		1,963		1,040		5,687		4,451		6,365		14,226
Data Hosting Revenue [Member]
Total revenue		4,271		4,011		14,446		5,451		10,196		4,138
Operating costs:
Total costs of revenue		2,555		2,150		6,982		3,181		5,601		3,572
Demand Response Services [Member]
Total revenue		443				1,612				268
Cost of Revenue Depreciation [Member]
Operating costs:
Total costs of revenue		1,512		1,200		4,540		2,364		$ 3,863		$ 18,708
High Performance Computing Service Revenue [Member]
Total revenue
Operating costs:
Total costs of revenue		$ 2,859				$ 2,859

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.
[2]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Basis of Presentation,” for details.